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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 -------------------------------

Form 13F File Number: 028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ J. SITLANI              San Diego, California     05/13/10
   -------------------------------    ---------------------   -------------
           [Signature]                    [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 27
                                        --------------------

Form 13F Information Table Value Total: $6,212,984
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

                                        TITLE                VALUE      SHARES/    SH/  PUT/ INVSTMT  OTHER       VOTING AUTHORITY
          NAME OF ISSUER              OF CLASS    CUSIP     (X$1000)    PRN AMT    PRN  CALL DSCRETN MANAGERS    SOLE    SHARED NONE
------------------------------------ ---------  ---------  ---------  -----------  ---  ---- ------- -------- ---------- ------ ----
National Semiconductor Corp.            COM     637640103  $ 337,313   23,343,433  SH        SOLE             23,343,433
Baxter International Inc.               COM     071813109  $ 695,821   11,955,681  SH        SOLE             11,955,681
Unum Group                              COM     91529Y106  $ 403,341   16,283,429  SH        SOLE             16,283,429
The Home Depot, Inc.                    COM     437076102  $ 615,552   19,027,873  SH        SOLE             19,027,873
The Home Depot, Inc.                    COM     437076102  $ 234,173    7,238,737  SH        OTHER             7,238,737
Harman International Industries Inc.    COM     413086109  $  35,014      748,479  SH        SOLE                748,479
Charles River Lab. Intl. Inc.           COM     159864107  $  32,004      814,150  SH        SOLE                814,150
Precision Castparts Corp.               COM     740189105  $ 421,980    3,330,280  SH        SOLE              3,330,280
SUPERVALU  Inc.                         COM     868536103  $  31,484    1,887,512  SH        SOLE              1,887,512
Genzyme Corporation                     COM     372917104  $ 529,434   10,214,824  SH        SOLE             10,214,824
International Rectifier Corp.           COM     460254105  $  50,934    2,224,200  SH        SOLE              2,224,200
SPDR S&P 500 ETF Trust                  COM     78462F103  $ 300,165    2,565,514  SH        SOLE              2,565,514
Time Warner Inc.                        COM     887317303  $ 116,800    3,735,204  SH        SOLE              3,735,204
Esterline Technologies Corp.            COM     297425100  $  72,072    1,458,054  SH        SOLE              1,458,054
Freeport-McMoRan Copper & Gold Inc.     COM     35671D857  $ 103,326    1,236,847  SH        SOLE              1,236,847
Occidental Petroleum Corporation        COM     674599105  $ 546,845    6,468,481  SH        SOLE              6,468,481
MetLife, Inc.                           COM     59156R108  $ 419,926    9,689,109  SH        SOLE              9,689,109
Gildan Activewear Inc.                  COM     375916103  $  91,497    3,480,309  SH        SOLE              3,480,309
Ameriprise Financial, Inc.              COM     03076C106  $  96,054    2,117,600  SH        SOLE              2,117,600
Cliffs Natural Resources Inc.           COM     18683K101  $  75,129    1,058,900  SH        SOLE              1,058,900
iShares Russell Midcap Value Index      COM     464287473  $  15,347      380,531  SH        SOLE                380,531
AGCO Corporation                        COM     001084102  $  68,974    1,922,900  SH        SOLE              1,922,900
Intuit Inc.                             COM     461202103  $ 431,873   12,576,383  SH        SOLE             12,576,383
CVS Caremark Corporation                COM     126650100  $ 243,058    6,648,200  SH        SOLE              6,648,200
Deere & Company                         COM     244199105  $ 162,949    2,740,483  SH        SOLE              2,740,483
Progress Software Corporation           COM     743312100  $  23,013      732,200  SH        SOLE                732,200
McDermott International, Inc.           COM     580037109  $  58,906    2,188,200  SH        SOLE              2,188,200